Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Gateway One Lending & Finance, LLC
TCF Financial Corporation (together, the “Company”)
Credit Suisse Securities (USA) LLC
(together with the Company, the “Specified Parties”)

Re: TCF Auto Receivables Owner Trust 2016-1, Asset Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of motor vehicle installment sale contracts which we were informed are intended to be included as collateral in the offering of the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

●
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted.  Such compared information was deemed to be in agreement if differences were attributable to rounding.

● The term “Receivables” means motor vehicle installment sale contracts secured by new and used automobiles, light-duty trucks and other similar vehicles.

●
The term “Initial Data File” means an electronic data file, provided to us by the Company on August 15, 2016, containing certain information related to 29,315 Receivables as of the close of business on August 1, 2016 (the “Cutoff Date”).

● The term “Supplemental Data File” means an electronic data file, provided to us by the Company on August 19, 2016, containing certain information related to Dealer State,

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG
International”), a Swiss entity.

TCF Auto Receivables Owner Trust 2016-1, Asset Backed Notes
September 1, 2016

Original Maturity Date, Current Maturity Date, and Current Principal Balance information for the Sample Receivables (defined below),  as of August 18, 2016.
●	The term “AIS Imaging Site” means the Company’s internal web-based system used to maintain Receivable Files.
●	The term “Links” means the Company’s servicing system used for tracking and accounting for its automobile receivables.
●	The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract, Certificate of Title, Application for Certificate of Title, Guarantee of Title, Notice of Security Interest, Electronic Title, Lien Receipts, Letter of Guarantee, Odometer Disclosure Statement, Assignment Without Recourse, and Credit Application contained in the AIS Imaging Site, and screenshots contained in Links. The Receivable File, provided to us by the Company, was represented by the Company to be either the original Receivable File, a copy of the original Receivable File, and/or electronic records contained in the AIS Imaging Site or Links. We make no representation regarding the validity, enforceability, or authenticity of such Receivable File documents.
The Company is responsible for the Initial Data File and the Supplemental Data File.
We were instructed by the Company to select a random sample of 150 Receivables from the Initial Data File.  Of the 150 Receivables selected, we were informed by the Company that two (2) Receivables were paid off after the Cutoff Date, and as such, these two (2) Receivables would not be included as collateral in the offering of the Notes.  The Company instructed us to randomly select two (2) additional Receivables from the Initial Data File.  The resulting 150 Receivables constituted the “Sample Receivables.”  A listing of the Sample Receivables is attached hereto as Exhibit A.
At the request of the Specified Parties, we performed the following procedures with respect to the Sample Receivables using the Receivable Files.  The absence of any of the noted documents or the inability to agree the indicated information from the Initial Data File or Supplemental Data File to the Receivable File for each of the attributes identified constituted an exception.  The information regarding the Sample Receivables was found to be in agreement with the respective information in the Receivable File.
Attribute	Receivable File

Receivable Number	Installment Sale Contract
Vehicle Identification Number	Installment Sale Contract
Original Amount Financed	Installment Sale Contract
Original Term	Installment Sale Contract
Scheduled Monthly Payment Amount	Installment Sale Contract
Annual Percentage Rate (“APR”)	Installment Sale Contract
New vs. Used	Installment Sale Contract, Odometer Disclosure Statement

TCF Auto Receivables Owner Trust 2016-1, Asset Backed Notes
September 1, 2016

Attribute	Receivable File

Receivable Type (Simple Interest)	Installment Sale Contract
Contract Date	Installment Sale Contract
Dealer State	Installment Sale Contract
Original Maturity Date	Links screenshot
Make/Model	Installment Sale Contract, Credit Application
First Payment Date	Installment Sale Contract and instructions provided by the Specified Parties listed below
Current Maturity Date	Links screenshot
Current Principal Balance	Links screenshot
Legal Owner or Lien Holder Name
Certificate of Title, Application for Certificate of Title, Guarantee of Title, Notice of Security Interest, Assignment Without Recourse or Electronic Title and instructions provided by the Company listed below

Presence of Credit Application	Credit Application
Presence of Certificate of Title	Certificate of Title, Application for Certificate of Title, Guarantee of Title, Electronic Title, Lien Receipts, Letter of Guarantee or Assignment Without Recourse
Presence of Truth-in-Lending Disclosures	Installment Sale Contract
Presence of Installment Sale Contract	Installment Sale Contract
For purposes of comparing First Payment Date, the Specified Parties instructed us to consider the First Payment Date to be in agreement if the difference between the First Payment Date on the Initial Data File and the First Payment Date on the respective Installment Sale Contract was not greater than three (3) days.
For purposes of comparing Legal Owner or Lien Holder Name, we were instructed by the Company that the names “Gateway One,” “Gateway One Lending/Fin,” “Gateway One Lending Finance,” “Gateway One Lending,” “Gateway One Lending And Finance,” “Gateway One Lending Fin,” “Gateway One LNDNG & FIN LLC,” “Gateway One Lending And Fin,” “Gateway One Lend And Fin,” “GOLF,” “GATEWAYONE,” “GATEWAY ONE LENDING AND FINANCING LLC,” “Gateway One Lending & Finance, LLC,” “Gateway One L&F,” “Gateway 1 Lending & Finance,” “G.O.L.F,” “GatewayOne Lending,” and “Gateway One Lending + Finance” were acceptable Legal Owner or Lien Holder Names for the Company.

TCF Auto Receivables Owner Trust 2016-1, Asset Backed Notes
September 1, 2016

The information regarding the Sample Receivables was found to be in agreement with the respective information in the Receivable Files, except as noted in Exhibit B. There were no conclusions that resulted from these procedures.
We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Initial Data File and the Supplemental Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
The procedures performed were applied based on the information included in the Initial Data File, the Supplemental Data File, or instructions provided by the Company or Specified Parties, without verification or evaluation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding, (i) the physical existence of the Receivables, (ii) the reasonableness of the instructions provided by the Company or Specified Parties, (iii) the reliability or accuracy of the Initial Data File, the Supplemental Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of Gateway One Lending & Finance, LLC, TCF Financial Corporation and Credit Suisse Securities (USA) LLC.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.
/s/KPMG LLP
September 1, 2016

Exhibit A

The Sample Receivables
Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number	Sample Receivable Number	Receivable Number
1	XXXXXXXXXX9865	51	XXXXXXXXXX9229	101	XXXXXXXXXX3540
2	XXXXXXXXXX4092	52	XXXXXXXXXX4611	102	XXXXXXXXXX4715
3	XXXXXXXXXX1017	53	XXXXXXXXXX6702	103	XXXXXXXXXX9759
4	XXXXXXXXXX3326	54	XXXXXXXXXX4728	104	XXXXXXXXXX9439
5	XXXXXXXXXX5427	55	XXXXXXXXXX0235	105	XXXXXXXXXX3153
6	XXXXXXXXXX8653	56	XXXXXXXXXX9714	106	XXXXXXXXXX7434
7	XXXXXXXXXX6478	57	XXXXXXXXXX0955	107	XXXXXXXXXX0610
8	XXXXXXXXXX3061	58	XXXXXXXXXX8649	108	XXXXXXXXXX0223
9	XXXXXXXXXX0039	59	XXXXXXXXXX4880	109	XXXXXXXXXX0506
10	XXXXXXXXXX0612	60	XXXXXXXXXX8424	110	XXXXXXXXXX1007
11	XXXXXXXXXX3194	61	XXXXXXXXXX1836	111	XXXXXXXXXX5076
12	XXXXXXXXXX5657	62	XXXXXXXXXX7062	112	XXXXXXXXXX6713
13	XXXXXXXXXX2792	63	XXXXXXXXXX9403	113	XXXXXXXXXX0974
14	XXXXXXXXXX1331	64	XXXXXXXXXX9546	114	XXXXXXXXXX8130
15	XXXXXXXXXX9542	65	XXXXXXXXXX5836	115	XXXXXXXXXX4958
16	XXXXXXXXXX4225	66	XXXXXXXXXX3393	116	XXXXXXXXXX6446
17	XXXXXXXXXX1732	67	XXXXXXXXXX3002	117	XXXXXXXXXX5913
18	XXXXXXXXXX6656	68	XXXXXXXXXX4560	118	XXXXXXXXXX6195
19	XXXXXXXXXX2334	69	XXXXXXXXXX9232	119	XXXXXXXXXX7923
20	XXXXXXXXXX4121	70	XXXXXXXXXX9071	120	XXXXXXXXXX0675
21	XXXXXXXXXX0766	71	XXXXXXXXXX8489	121	XXXXXXXXXX4863
22	XXXXXXXXXX7779	72	XXXXXXXXXX3915	122	XXXXXXXXXX9115
23	XXXXXXXXXX7410	73	XXXXXXXXXX3711	123	XXXXXXXXXX8777
24	XXXXXXXXXX6649	74	XXXXXXXXXX2496	124	XXXXXXXXXX1910
25	XXXXXXXXXX8595	75	XXXXXXXXXX0084	125	XXXXXXXXXX1926
26	XXXXXXXXXX0413	76	XXXXXXXXXX2042	126	XXXXXXXXXX8267
27	XXXXXXXXXX5709	77	XXXXXXXXXX7834	127	XXXXXXXXXX6852
28	XXXXXXXXXX0796	78	XXXXXXXXXX5449	128	XXXXXXXXXX2874
29	XXXXXXXXXX3950	79	XXXXXXXXXX7000	129	XXXXXXXXXX0813
30	XXXXXXXXXX7690	80	XXXXXXXXXX3862	130	XXXXXXXXXX2297
31	XXXXXXXXXX9223	81	XXXXXXXXXX8494	131	XXXXXXXXXX3133
32	XXXXXXXXXX4355	82	XXXXXXXXXX7280	132	XXXXXXXXXX1935
33	XXXXXXXXXX3404	83	XXXXXXXXXX6343	133	XXXXXXXXXX8551
34	XXXXXXXXXX4331	84	XXXXXXXXXX9120	134	XXXXXXXXXX1145
35	XXXXXXXXXX1983	85	XXXXXXXXXX6643	135	XXXXXXXXXX0077
36	XXXXXXXXXX6215	86	XXXXXXXXXX3575	136	XXXXXXXXXX5879
37	XXXXXXXXXX6834	87	XXXXXXXXXX5345	137	XXXXXXXXXX0439
38	XXXXXXXXXX8481	88	XXXXXXXXXX7973	138	XXXXXXXXXX1594
39	XXXXXXXXXX4204	89	XXXXXXXXXX2910	139	XXXXXXXXXX5314
40	XXXXXXXXXX8437	90	XXXXXXXXXX2866	140	XXXXXXXXXX9969
41	XXXXXXXXXX2697	91	XXXXXXXXXX2056	141	XXXXXXXXXX9225
42	XXXXXXXXXX2585	92	XXXXXXXXXX0720	142	XXXXXXXXXX3649
43	XXXXXXXXXX1656	93	XXXXXXXXXX3076	143	XXXXXXXXXX1108
44	XXXXXXXXXX8366	94	XXXXXXXXXX8270	144	XXXXXXXXXX0857
45	XXXXXXXXXX7368	95	XXXXXXXXXX6251	145	XXXXXXXXXX4405
46	XXXXXXXXXX8485	96	XXXXXXXXXX3787	146	XXXXXXXXXX2122
47	XXXXXXXXXX4910	97	XXXXXXXXXX0035	147	XXXXXXXXXX8533
48	XXXXXXXXXX6416	98	XXXXXXXXXX0487	148	XXXXXXXXXX5201
49	XXXXXXXXXX3792	99	XXXXXXXXXX0587	149	XXXXXXXXXX5222
50	XXXXXXXXXX3287	100	XXXXXXXXXX1509	150	XXXXXXXXXX4448
A-1

Exhibit B

Exceptions List
Sample Receivable Number	Receivable Number	Attribute	Per Initial Data File	Per Receivable File Document(s)
3	XXXXXXXXXX1017	Contract Date	05/31/2016	05/30/2016

36	XXXXXXXXXX6215	New vs. Used	New	Used

59	XXXXXXXXXX4880	Contract Date	3/28/2016	3/23/2016

66	XXXXXXXXXX3393	Contract Date	4/28/2016	4/22/2016

117	XXXXXXXXXX5913	Contract Date	07/05/2016	07/01/2016

149	XXXXXXXXXX5222	Contract Date	07/13/2016	07/07/2016

B-1